UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4666

Seligman Pennsylvania Municipal Fund Series
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices)  (Zip code)

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 850-1864

Date of fiscal year end:  9/30

Date of reporting period:  6/30/09

ITEM 1.  SCHEDULE OF INVESTMENTS.

Seligman Pennsylvania Municipal Fund Series

Schedule of Investments (unaudited)

June 30, 2009

Face Amount	Municipal Bonds	Rating†	Value
$490,000	Allegheny County, PA Higher Education Building Authority University Rev. (Duquesne University), 5% due 3/1/2028	A2	$474,933
250,000	Allegheny County, PA Hospital Development Authority Rev. (Pittsburgh Medical Center), 5.625% due 8/15/2039	Aa3	243,092
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aa3	1,080,030
350,000	Bucks County, PA GOs, 5.25% due 5/1/2023	Aa1	386,659
1,100,000	Butler County, PA GOs 5.25% due 7/15/2023ø	A+‡	1,250,700
530,000	Commonwealth of Pennsylvania GOs, 5.375% due 7/1/2017	Aa2	614,063
1,000,000	Delaware Valley, PA Regional Finance Authority Rev. (Local Government), 7.75% due 7/1/2027	Aa2	1,277,910
250,000	Illinois Finance Authority Rev. (Central Dupage Health), 5% due 11/1/2027	AA‡	247,320
430,000	Montgomery County, PA GOs, 5.25% due 8/15/2017	Aaa	500,941
1,000,000	Northampton County, PA General Purpose Authority Rev., 5.25% due 10/1/2030	Aa2	1,005,550
1,000,000	Pennsylvania Economic Development Financing Authority Rev. (The Procter & Gamble Paper Products Company Project),
	5.375% due 3/1/2031*	Aa3	930,400
1,050,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022	A2	1,051,491
250,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev., 5.25% due 12/1/2016ø	A+‡	285,520
1,000,000	Pennsylvania State Turnpike Commission Rev., 5% due 7/15/2041ø	A1	1,090,370
250,000	Pennsylvania State University, 4.375% due 3/1/2029	Aa2	240,003
450,000	Philadelphia, PA Redevelopment Authority Rev. (Home Mortgage), 9% due 6/l/2017††	NR	636,669
Total Municipal Bonds — 84.8%			11,315,651

Short-Term Holdings

1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029ø	AAA‡	1,037,070
600,000	Kentucky Economic Development Financing Authority Hospital Facilities Rev., VRDN, due 8/15/2038	VMIG 1	600,000
100,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	100,000
Total Short-Term Holdings — 13.0%			1,737,070
Total Investments — 97.8%			13,052,721
Other Assets Less Liabilities — 2.2%			294,606
Net Assets — 100.0%			$13,347,327

____________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”).  Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡).  Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††    Escrowed-to-maturity security.
Ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*     Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN — Variable rate demand notes.

Seligman Pennsylvania Municipal Fund Series
Notes to Schedule of Investments (unaudited)

June 30, 2009

1.
Security Valuation – Traded securities are valued at the last sales price on the primary market on which they are traded.  Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued based on quotations provided by primary market makers in such securities.  Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”).  This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.  Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings.  These notes bear interest at a rate that resets daily or weekly.  At June 30, 2009, the interest rates paid on these notes ranged from 0.18% to 0.40%.

2.
Fair Value Measurements – Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques to measure fair value of the Fund’s investments.  These inputs are summarized in three broad levels:  Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value).  Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

A summary of the value of the Fund’s investments as of June 30, 2009, based on the level of inputs used in accordance with SFAS 157 and FASB Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” is as follows:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Identical Investments	–
Level 2 - Other Significant Observable Inputs	$13,052,721
Level 3 - Significant Unobservable Inputs	–

Total	$13,052,721

3.
Risk – Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk, and market risk.  To the extent that the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

4.
Federal Tax Information – At June 30, 2009, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$12,301,103	$847,418	$95,800	$751,618

5.
Subsequent Event – At close of business on July 10, 2009, Seligman National Municipal Fund, a series of Seligman Municipal Fund Series, Inc. acquired the assets and assumed the liabilities of Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”).   The merger was completed after shareholders of the Pennsylvania Fund approved it on June 2, 2009.

ITEM 2.  CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By:           /S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:           August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:           /S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:           August 25, 2009

By:           /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:           August 25, 2009

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.